Equity (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Proceeds from shares issuance	$ 2,316,520				$ 637,000
Share issued value					637,000
Consideration amount				525,000	302,271
Repayment of convertible note				$ 873,003
Shares repurchased during period					38,625
Shares cancelled during period				0	60,000
Convertible Notes Payable	$ 1,133,140	$ 1,989,975		$ 1,989,975	$ 2,876,950
Preferred Class E [Member]
Class of Stock [Line Items]
Share Issued				500,000
Convertible Notes Payable		$ 1,190,476		$ 1,190,476
Stock Plan [Member]
Class of Stock [Line Items]
Shares awarded under stock plan	98,857,857	965,000		642,857	706,618
Consulting Services [Member]
Class of Stock [Line Items]
Share Issued	103,750,000			7,619,912	346,618
Share issued value	$ 2,763,000			$ 2,020,150	$ 800,751
Investor [Member]
Class of Stock [Line Items]
Warrant exercised		32,052,654		32,052,654	381,944
Debt reduction [Member]
Class of Stock [Line Items]
Common shares issued for debt reduction	968,475,442
Common shares issued for debt reduction value	$ 7,974,206
Warrant holders [Member]
Class of Stock [Line Items]
Share Issued	249,792,217
Shares Issued Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Share Issued	242,000,000
Share issued value	$ 3,951,900
Commitment shares under two year purchase agreement with an investor [Member]
Class of Stock [Line Items]
Share Issued	2,500,000
Share issued value	$ 55,000